BALANCE SHEETS - USD ($)	Mar. 31, 2021	Mar. 31, 2020
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	1,940,668	1,220,750
Other assets	4,493	106,411
Assets	1,945,161	1,327,161
LIABILITIES
Accounts payable and accrued expenses	40	9,343
Accounts payable affiliates	8,875,807	9,053,594
Capital contributions payable	101	101
Total Liabilities	8,875,948	9,063,038
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(6,652,256)	(7,455,334)
General Partner	(278,531)	(280,543)
Partners Capital	(6,930,787)	(7,735,877)
Liabilities and Stockholders' Equity	1,945,161	1,327,161
Series 47 [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,054,904	496,126
Other assets	285	0
Assets	1,055,189	496,126
LIABILITIES
Accounts payable and accrued expenses	38	6,179
Accounts payable affiliates	2,982,346	3,386,708
Capital contributions payable	0	0
Total Liabilities	2,982,384	3,392,887
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,845,669)	(2,812,811)
General Partner	(81,526)	(83,950)
Partners Capital	(1,927,195)	(2,896,761)
Liabilities and Stockholders' Equity	1,055,189	496,126
Series 48 [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	235,196	398,271
Other assets	111	0
Assets	235,307	398,271
LIABILITIES
Accounts payable and accrued expenses	0	2,500
Accounts payable affiliates	1,689,776	1,834,383
Capital contributions payable	0	0
Total Liabilities	1,689,776	1,836,883
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,400,070)	(1,384,253)
General Partner	(54,399)	(54,359)
Partners Capital	(1,454,469)	(1,438,612)
Liabilities and Stockholders' Equity	235,307	398,271
Series 49 [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	650,568	326,353
Other assets	4,097	106,411
Assets	654,665	432,764
LIABILITIES
Accounts payable and accrued expenses	2	664
Accounts payable affiliates	4,203,685	3,832,503
Capital contributions payable	101	101
Total Liabilities	4,203,788	3,833,268
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(3,406,517)	(3,258,270)
General Partner	(142,606)	(142,234)
Partners Capital	(3,549,123)	(3,400,504)
Liabilities and Stockholders' Equity	$ 654,665	$ 432,764